Share-based Awards - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended		12 Months Ended
	Feb. 14, 2017	May 11, 2015	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Limit of shares issued or to be issued pursuant to options granted (in shares)	1,000,000
Non-cash stock compensation expense not yet recognized			$ 49.6
Unrecognized stock-based compensation expense, weighted average period (in years)			2 years 5 months 23 days
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	6,000,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance (in shares)	400,000
Percentage of option price for fair value of ordinary share			100.00%
Employee Stock Plan, 2008 Plan | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance (in shares)	1,000,000
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000
Maximum number of award as percentage of shares outstanding			10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding (in years)			5 years 2 months 1 day
Weighted average fair value per option (USD per share)			$ 17.83
Exercisable - number of shares			448,235
Exercisable - weighted average remaining contractual life (in years)			3 years 11 months 23 days
Exercisable - weighted average exercise price (USD per share)			$ 61.79
Fully vested total intrinsic value			$ 33.5
Intrinsic value of option exercised			$ 5.4	$ 1.8
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options outstanding fair value (USD per share)			$ 9.72
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding (in years)			8 years
Options outstanding fair value (USD per share)			$ 43.59
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance (in shares)		2,500,000
Ordinary shares which have been reserved for issuance (in shares)		4,100,000
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 7.9		$ 14.7
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 2.9		$ 18.8
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)			79,384
Award Date, Prior to 2018 | Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period (in years)			5 years
Shares expiration period (in years)			8 years
Award Date, 2018 And Thereafter | Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period (in years)			1 year
Shares expiration period (in years)			8 years